Proportionately Consolidated Company and Discontinued Operations - Company's Consolidated Income Statement on Basis of Company's Percentage of Holding (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
COST OF REVENUES:
Cost of products sold	(129,254)	(234,012)	(224,640)
Cost of services rendered	(105,969)	(95,430)	(88,261)
Research and development costs	(71,815)	(84,180)	(78,327)
Selling, general and administrative Expenses	(75,142)	(72,583)	(66,264)
Financial income (expenses)-net	(5,100)	(6,551)	(7,284)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	(45,916)	53,510	50,403
Net cash provided by operating activities	22,929	50,833	49,110
Net cash used in investing activities	119,835	(141,201)	(3,655)
Frontline [Member]
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
COST OF REVENUES:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)-net	19	36	(17)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	6,763	7,235	7,159
Net cash provided by operating activities	7,038	7,153	6,306
Net cash used in investing activities	$ (126)	$ (32)	$ (70)